Funding Facilities (Details)	12 Months Ended
Feb. 28, 2022
Disclosure of interest in funds [text block] [Abstract]
Description of funding facilities	Cartrack Proprietary Limited (“CTSA”) has entered into funding agreements with The Standard Bank South Africa Limited (“SBSA”) and Mercantile Bank, a division of Capitec Bank Limited (“Mercantile”) as follows: The SBSA facility comprises a ZAR 925 million revolving credit funding facility (the “Loan”), of which ZAR 75.0 million is committed and ZAR 850 million is uncommitted. The final repayment date of the Loan is three years from the commencement date. Interest is levied at a rate of 3 months JIBAR plus margin. A guarantee has been provided by Cartrack and Cartrack Manufacturing Proprietary Limited (“CTM”). Security has been provided by Cartrack, CTSA and CTM in the form of a pledge and cession of certain rights in favor of the lender, including shares held in South African entities, all claims, bank accounts, cash and cash equivalent investments, intellectual property, insurance policies and insurance proceeds. At February 28, 2022, ZAR 20 million (2021: Nil) was utilized. The Mercantile facility comprises an unsecured short-term overdraft facility of ZAR 75.0 million at the bank’s prime lending rate of 7% per annum. No security is provided on this facility. At February 28, 2022, ZAR 13.7 million (2021: ZAR 28.8 million) was utilized.